Income Taxes - Schedule of Components of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Research and development credit carryover	$ 1,557	$ 275
Deferred rent expense	1,073	1,002
Intangible asset amortization	23	78
Total	2,653	1,355
Deferred tax liabilities:
Fixed asset depreciation	(2,866)	(375)
Accrual to cash adjustments	(5,398)	(6,249)
Goodwill amortization	(861)	(777)
Total	(9,125)	(7,401)
Net deferred tax liabilities	$ 6,472	$ 6,046